Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Income Taxes (Details) [Line Items]
Deferred Tax Liabilities, Net	$ 2,900		$ 2,900
Successor [Member]
Income Taxes (Details) [Line Items]
Income tax	$ (6,953)
Effective tax rate percentage	20.97%
Deferred Income Tax Expense (Benefit)			7,000
Deferred tax asset	$ 4,100		$ 4,100
Predecessor [Member]
Income Taxes (Details) [Line Items]
Income tax